Cover	Aug. 25, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 25, 2021
Entity File Number	001-39281
Entity Registrant Name	SUSTAINABLE OPPORTUNITIES ACQUISITION CORP.
Entity Central Index Key	0001798562
Entity Tax Identification Number	98-1523768
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Bryan Street
Entity Address, Address Line Two	Suite 4141
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(952)
Local Phone Number	456-5304
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SOAC.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	SOAC
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	SOAC WS
Security Exchange Name	NYSE